UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			             Washington, D.C. 20549

				      FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: Ended September 30, 2003

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
				   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Grant Investment Management
Address:	323 N. Quincy
		Hinsdale, IL 60521

13F File Number:028-03843

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Edmund  Grant
Title:		Proprietor
Phone:		630-986-1948
Signature, Place, and Date of Signing:
	Edmund Grant
Hinsdale, Illinois		October 31, 2003

Report Type (Check only one)
[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None


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			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	0
Form 13F Information Table Value Total:	0

List of Other Included Managers:  None


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					FORM 13F INFORMATION
TABLE


    Name of Issuer    Title of  Cusip   Fair MarkeShares Investment DiscretioManagersVoting Authority
                       Class   Number   Value     PrincipSole   Shared Shared        Sole SharedNone
                                                  Amount               Other

Abbott Laboratories   Common  002824100    614848   14450  14450None   None  None        0None   14450
Allstate Corp.        Common  020002101   1225874   33558  33558None   None  None        0None   33558
Altria Group Inc.     Common  02209S103    262800    6000   6000None   None  None        0None    6000
Amer. Italian Pasta CoCommon  027070101   1992535   51500  51500None   None  None        0None   51500
Automatic Data ProcessCommon  053015103    912024   25440  25440None   None  None        0None   25440
BP Amoco p.l.c.       ADS     055622104  10737605  255050 255050None   None  None     3174None  251876
Berkshire Hathaway IncClass B 084670207  13056576    5231   5231None   None  None       70None    5161
Buckeye Cellulose CorpCommon  11815H104    454500   50000  50000None   None  None        0None   50000
Career Education Corp.Common  141665109   4540062  100200 100200None   None  None        0None  100200
Cintas Corp.          Common  172908105    699489   18900  18900None   None  None        0None   18900
Coca Cola Co.         Common  191216100   4402584  102481 102481None   None  None        0None  102481
Colgate-Palmolive Co. Common  194162103   5220126   93400  93400None   None  None        0None   93400
Dell Computer Corp.   Common  247025109   9605175  287408 287408None   None  None     5000None  282408
Disney, (Walt) Co.    Common  254687106   5352876  265388 265388None   None  None     2400None  262988
Exxon Corp.           Common  302290101  14274256  390007 390007None   None  None     4800None  385207
Federal National MortgCommon  313586109   1284660   18300  18300None   None  None        0None   18300
General Electric Co.  Common  369604103  18116163  607721 607721None   None  None        0None  607721
Gilead Sciences Inc.  Common  375558103    694896   12400  12400None   None  None        0None   12400
Grainger,  W.W. Inc.  Common  384802104   1407480   29600  29600None   None  None        0None   29600
Hewlett Packard Co.   Common  428236103   1895518   97909  97909None   None  None     4000None   93909
Intel Corp.           Common  458140100  20627946  749562 749562None   None  None     8000None  741562
International BusinessCommon  459200101   2874435   32542  32542None   None  None     2000None   30542
JLG Industries Inc.   Common  466210101   2059488  178775 178775None   None  None     4500None  174275
JP Morgan Chase & Co. Common  46625H100    238937    6960   6960None   None  None        0None    6960
Johnson & Johnson     Common  478160104  27091402  547080 547080None   None  None     6000None  541080
Kroger Company        Common  501044101    430703   24102  24102None   None  None        0None   24102
Leggett & Platt Inc.  Common  524660107  11272388  521146 521146None   None  None     7400None  513746
Lincare Holdings Inc. Common  532791100   4497539  122850 122850None   None  None     2000None  120850
Lowes Companies, Inc. Common  548661107   9446371  182011 182011None   None  None     3000None  179011
Medco Health SolutionsCommon  58405U102   1445494   55746  55746None   None  None      361None   55385
Merck & Co. Inc.      Common  589331107  22925545  452895 452895None   None  None     3000None  449895
Microsoft Corp.       Common  594918104  16025866  576470 576470None   None  None        0None  576470
Herman Miller Inc.    Common  600544100   6237682  273943 273943None   None  None     4500None  269443
Molex Inc.            Common  608554101   6102230  213514 213514None   None  None     1757None  211757
Molex Inc. Class A    Class A 608554200   8063795  329538 329538None   None  None     4882None  324656
Motorola, Inc         Common  620076109   3812528  319040 319040None   None  None     5400None  313640
Napro Biotherapeutics Common  630795102     56000   35000  35000None   None  None        0None   35000
Northern Trust Corp.  Common  665859104  10347291  244328 244328None   None  None     4200None  240128
Old Second Bancorp, InCommon  680277100   3061730   71203  71203None   None  None        0None   71203
Pepsico, Inc          Common  713448108  13529016  295200 295200None   None  None     3000None  292200
Qualcomm, Inc.        Common  747525103  13521082  324480 324480None   None  None     3000None  321480
SBC Communications, InCommon  78387G103    400500   18000  18000None   None  None        0None   18000
Schering- Plough, Inc.Common  806605101   6898173  452636 452636None   None  None     3000None  449636
Schlumberger, Ltd.    Common  806857108   3826020   79050  79050None   None  None        0None   79050
State Street Corp.    Common  857119101  22838175  507515 507515None   None  None     5200None  502315
Strattec Security CorpCommon  863111100    712500   15000  15000None   None  None        0None   15000
Sysco Corp.           Common  871829107  15708879  480247 480247None   None  None     7000None  473247
Tellabs Inc           Common  879664100    399217   58605  58605None   None  None     3500None   55105
Tetra Tech Inc.       Common  88162G103    217283   10875  10875None   None  None        0None   10875
Thermo Electron Corp. Common  883556102    596468   27487  27487None   None  None     3375None   24112
Toll Brothers, Inc.   Common  889478103    730080   24000  24000None   None  None        0None   24000
Walgreen Co.          Common  931422109  19330194  630881 630881None   None  None     6600None  624281
Wyeth                 Common  983024100   1790985   38850  38850None   None  None        0None   38850
YUM! Brands Inc       Common  988498101    301532   10180  10180None   None  None      600None    9580


COLUMN TOTALS                           354167518
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